OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

at December 31	2023	2022
(millions of Canadian $)

Operating lease obligations (Note 11)	401	379
Fair value of derivative contracts (Note 29)	106	151
Employee post-retirement benefits (Note 28)	97	111
Asset retirement obligations	64	79
Long-term contract liabilities (Note 6)	12	32
Other	335	265
	1,015	1,017